Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BRANDES INTERNATIONAL EQUITY FUND | MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
BRANDES INTERNATIONAL EQUITY FUND | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
BRANDES INTERNATIONAL EQUITY FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	30.45%	13.26%	8.84%
BRANDES INTERNATIONAL EQUITY FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent	36.48%	13.82%	8.86%	[1]
BRANDES INTERNATIONAL EQUITY FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	38.75%	14.91%	9.75%
BRANDES INTERNATIONAL EQUITY FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.70%	13.90%	9.04%
BRANDES INTERNATIONAL EQUITY FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.25%	11.80%	7.90%
BRANDES INTERNATIONAL EQUITY FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	38.87%	15.03%	9.88%
BRANDES GLOBAL EQUITY FUND | MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
BRANDES GLOBAL EQUITY FUND | MSCI World Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.79%	11.35%	9.23%
BRANDES GLOBAL EQUITY FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.51%	14.16%	9.95%
BRANDES GLOBAL EQUITY FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent	31.16%	14.67%	9.93%	[2]
BRANDES GLOBAL EQUITY FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	33.52%	15.81%	10.87%
BRANDES GLOBAL EQUITY FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.91%	14.05%	9.61%
BRANDES GLOBAL EQUITY FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	12.52%	8.73%
BRANDES EMERGING MARKETS VALUE FUND | MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
BRANDES EMERGING MARKETS VALUE FUND | MSCI Emerging Markets Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.74%	6.76%	7.96%
BRANDES EMERGING MARKETS VALUE FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	39.03%	8.49%	8.27%
BRANDES EMERGING MARKETS VALUE FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent	45.43%	9.10%	8.31%	[3]
BRANDES EMERGING MARKETS VALUE FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	47.83%	10.01%	9.14%
BRANDES EMERGING MARKETS VALUE FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	47.15%	9.66%	8.87%
BRANDES EMERGING MARKETS VALUE FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.94%	8.06%	7.64%
BRANDES EMERGING MARKETS VALUE FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	47.99%	10.15%	9.29%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | MSCI ACWI Ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.38%	7.91%	8.41%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | MSCI ACWI Ex-USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.41%	9.65%	8.66%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	37.11%	20.49%	10.49%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent	43.62%	21.18%	10.54%	[4]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	45.79%	22.16%	11.38%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	44.44%	21.13%	10.42%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.71%	17.83%	9.03%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	45.93%	22.32%	11.50%
BRANDES SMALL CAP VALUE FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
BRANDES SMALL CAP VALUE FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
BRANDES SMALL CAP VALUE FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.01%	15.63%	12.99%
BRANDES SMALL CAP VALUE FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.42%	17.31%	13.95%
BRANDES SMALL CAP VALUE FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.89%	16.17%	12.99%
BRANDES SMALL CAP VALUE FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.54%	13.65%	11.31%
BRANDES SMALL CAP VALUE FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	23.62%	17.63%	13.37%
BRANDES CORE PLUS FIXED INCOME FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BRANDES CORE PLUS FIXED INCOME FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.50%	0.00%	1.92%
BRANDES CORE PLUS FIXED INCOME FUND | Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.69%	0.99%	2.56%
BRANDES CORE PLUS FIXED INCOME FUND | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	(0.40%)	1.27%
BRANDES CORE PLUS FIXED INCOME FUND | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	0.15%	1.40%
BRANDES CORE PLUS FIXED INCOME FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	1.45%	3.07%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | Bloomberg U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	1.54%	3.13%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	2.14%	4.06%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	0.35%	2.23%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	0.84%	2.31%

[1]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.
[2]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus.
[3]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.
[4]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.